Variable Interest Entities - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Variable Interest Entities
Net income (loss)	$ (5,453)	$ 19,286	$ 3,205	$ (996)	$ 13,833	$ 2,209	$ (10,927)	$ (14,322)
Variable Interest Entity
Variable Interest Entities
Net income (loss)	(5,453)		3,205		13,833	2,209	(10,927)	(14,322)
Net income (loss) attributable to noncontrolling interest	$ 0		$ 0		$ 0	$ 0	$ 0	$ 0